Note 11 - Income Taxes (Details) - Unrecognized Tax Benefits (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Unrecognized Tax Benefits [Abstract]
Balance at January 1	$ 66,000	$ 126,800
Additions based on tax positions related to the current year	6,100	11,100
Reductions due to the statute of limitation		(71,900)
Balance at December 31	$ 72,100	$ 66,000